RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Tables)	9 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]	A summary of the activity related to restricted stock and RSUs for the nine months ended September 30, 2014 is presented below:

Restricted stock	Total shares	Grant date fair value
Restricted stock non-vested at January 1, 2014	-	$-
Restricted stock granted	346,875	10.40
Restricted stock vested	(178,125)	10.40
Restricted stock forfeited	-	-
Restricted stock non-vested at September 30, 2014	168,750	$10.40
Restricted stock units (RSU's)	Total shares	Grant date fair value
Restricted stock non-vested at January 1, 2014	-	$-
Restricted stock granted	171,875	10.40
Restricted stock vested	(115,625)	10.40
Restricted stock forfeited		-
Restricted stock non-vested at September 30, 2014	56,250	$10.40

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]	A summary of the expense related to restricted stock and RSUs for the three and nine months ended September 30, 2014 is presented below:

Summary of the expense related to Restricted Stock and RSUs	Three months ended September 30, 2014	Nine months ended September 30, 2014
Restricted Stock	$663,262	$663,262
RSU's	368,378	368,378
Restricted stock non-vested at September 30, 2014	$1,031,640	$1,031,640